Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Year	Summary Compensation Table Total for PEO(a) ($)	Compensation Actually Paid to PEO(a)(b)(c) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs(a)(b)(c) ($)	Value of Initial Fixed $100 Investment Based on:(d)				Net Income ($)	Performance Against Overall Funds from Operations Budget(e) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return (MSCI US REIT Index) ($)	Peer Group Total Shareholder Return (Nareit Equity Apartments Index) ($)	Supplemental Peer Group Total Shareholder Return (Multi-Family Peer Group)(d) ($)
2022	5,416,020	(10,236,422)	2,003,335	786,089	90.32	99.82	94.25	92.18	970,050,000	$2.41
2021	3,048,540	16,199,170	1,862,711	2,502,510	138.07	132.23	138.51	138.76	479,224,000	$2.14
2020	6,802,856	1,998,061	1,583,280	1,842,993	93.47	92.43	84.66	84.05	(103,344,000)	$1.73

(a)	Terry Considine served as our PEO for fiscal years 2020, 2021 and 2022. Paul L. Beldin, Lisa R. Cohn, and Keith M. Kimmel were our Non-PEO NEOs for each of fiscal year 20120, 2021 and 2022, along with Conor Wagner for fiscal year 2020 and John McGrath for fiscal year 2022.

(b)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote (c) below.

(c)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the total (or, in the case of the Non-PEO NEOs, the average of the total) from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Our named executive officers have not been provided with opportunities to participate in defined benefit and actuarial pension plans sponsored by us in any applicable years.

(d)	The Peer Group TSR columns set forth in this table use the MSCI US REIT Index and the Nareit Equity Apartments Index, which are the published industry or line-of-business indices we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 31, 2022, along with a supplemental peer group consisting of AvalonBay Communities, Inc., Camden Property Trust, Equity Residential, Essex Property Trust, Inc. Mid-America Apartment Communities, Inc. and UDR, Inc. (such six companies collectively, the “Multi-Family Peer Group”). The Multi-Family Peer Group was selected in consultation with our independent compensation consultant to inform fiscal year 2022 compensation for Mr. Kimmel, whose position does not have a good benchmark outside of the multi-family industry and was weighted according to the respective issuers’ stock market capitalization as of December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year in our Common Stock and in the MSCI US REIT Index, Nareit Equity Apartments Index and Multi-Family Peer Group, respectively. TSR for our Common Stock for 2020 includes the TSR of Aimco prior to December 15, 2020, which was the date of the Separation. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.

(e)	We determined Performance Against Overall Funds from Operations Budget to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for our fiscal year ended December 31, 2022. Funds from Operations is a commonly used measure of REIT performance because it allows us to assess our short term performance by capturing features particular to real estate performance by recognizing that real estate assets generally appreciate over time or maintain their residual value to a much greater extent than other capital assets. This measure — Performance Against Overall Funds from Operations Budget — assesses our performance against our plan. This measure may not have been the most important financial performance measure for fiscal years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Fiscal Year	Summary Compensation Table Total for Mr. Considine ($)	Exclusion of Stock Awards and Option Awards for Mr. Considine ($)	Inclusion of Equity Values for Mr. Considine ($)	Compensation Actually Paid to Mr. Considine ($)
2022	5,416,020	3,400,008	(12,252,434)	(10,236,422)
2021	3,048,540	3,400,000	16,550,630	16,199,170
2020	6,802,856	4,300,006	(504,789)	1,998,061

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,003,335	602,787	(614,459)	786,089
2021	1,862,711	787,012	1,426,811	2,502,510
2020	1,583,280	556,198	815,911	1,842,993

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Mr. Considine ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year for Mr. Considine ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Considine ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Mr. Considine ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Mr. Considine ($)	Total - Inclusion of Equity Values for Mr. Considine ($)
2022	969,251	(12,456,161)	0	(765,525)	0	(12,252,434)
2021	8,246,158	7,878,244	0	426,227	0	16,550,630
2020	1,390,614	(2,488,213)	0	592,810	0	(504,789)

Fiscal Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	278,457	(828,695)	0	(64,221)	0	(614,459)
2021	1,017,398	416,018	0	(6,604)	0	1,426,811
2020	485,490	295,544	0	34,876	0	815,911

Named Executive Officers, Footnote [Text Block]

(a)	Terry Considine served as our PEO for fiscal years 2020, 2021 and 2022. Paul L. Beldin, Lisa R. Cohn, and Keith M. Kimmel were our Non-PEO NEOs for each of fiscal year 20120, 2021 and 2022, along with Conor Wagner for fiscal year 2020 and John McGrath for fiscal year 2022.

Changed Peer Group, Footnote [Text Block]	The Peer Group TSR columns set forth in this table use the MSCI US REIT Index and the Nareit Equity Apartments Index, which are the published industry or line-of-business indices we also use in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended December 31, 2022, along with a supplemental peer group consisting of AvalonBay Communities, Inc., Camden Property Trust, Equity Residential, Essex Property Trust, Inc. Mid-America Apartment Communities, Inc. and UDR, Inc. (such six companies collectively, the “Multi-Family Peer Group”). The Multi-Family Peer Group was selected in consultation with our independent compensation consultant to inform fiscal year 2022 compensation for Mr. Kimmel, whose position does not have a good benchmark outside of the multi-family industry and was weighted according to the respective issuers’ stock market capitalization as of December 31, 2019. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed fiscal year in our Common Stock and in the MSCI US REIT Index, Nareit Equity Apartments Index and Multi-Family Peer Group, respectively. TSR for our Common Stock for 2020 includes the TSR of Aimco prior to December 15, 2020, which was the date of the Separation. Historical Common Stock performance is not necessarily indicative of future Common Stock performance.
PEO Total Compensation Amount	$ 5,416,020	$ 3,048,540	$ 6,802,856
PEO Actually Paid Compensation Amount	$ (10,236,422)	16,199,170	1,998,061
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Summary Compensation Table Total for Mr. Considine ($)	Exclusion of Stock Awards and Option Awards for Mr. Considine ($)	Inclusion of Equity Values for Mr. Considine ($)	Compensation Actually Paid to Mr. Considine ($)
2022	5,416,020	3,400,008	(12,252,434)	(10,236,422)
2021	3,048,540	3,400,000	16,550,630	16,199,170
2020	6,802,856	4,300,006	(504,789)	1,998,061

Fiscal Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Mr. Considine ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year for Mr. Considine ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Considine ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Mr. Considine ($)	Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Mr. Considine ($)	Total - Inclusion of Equity Values for Mr. Considine ($)
2022	969,251	(12,456,161)	0	(765,525)	0	(12,252,434)
2021	8,246,158	7,878,244	0	426,227	0	16,550,630
2020	1,390,614	(2,488,213)	0	592,810	0	(504,789)

Non-PEO NEO Average Total Compensation Amount	$ 2,003,335	1,862,711	1,583,280
Non-PEO NEO Average Compensation Actually Paid Amount	$ 786,089	2,502,510	1,842,993
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,003,335	602,787	(614,459)	786,089
2021	1,862,711	787,012	1,426,811	2,502,510
2020	1,583,280	556,198	815,911	1,842,993

Fiscal Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	278,457	(828,695)	0	(64,221)	0	(614,459)
2021	1,017,398	416,018	0	(6,604)	0	1,426,811
2020	485,490	295,544	0	34,876	0	815,911

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company and Peer Total Shareholder Return (“TSR”).

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s and the MSCI US REIT Index’s, the Nareit Equity Apartments Index’s and the Multi-Family Peer Group’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Performance Against Overall Funds from Operations Budget during the three most recently completed fiscal years.

Tabular List [Table Text Block]

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The Company used the financial performance measures set forth below to link Compensation Actually Paid to our named executive officers for fiscal year 2022 to Company performance.

Most Important Financial Performance Measures for Determining PEO and Non-PEO NEO Pay in fiscal year 2022
Company TSR relative to the TSR of the MSCI US REIT Index
Company TSR relative to the TSR of the Nareit Equity Apartments Index
Performance Against Overall Funds from Operations Budget Same Store Net Operating Income Performance Compared to 2022 Budget
Balance Sheet Measures (Debt to EBITDA, Balance Sheet Safety & Cost, Financial Flexibility & Investment Grade Rating)
Portfolio Quality (Accretive Transactions that Enhance the Company’s Objectives Regarding Portfolio Quality)
Amount of new investments and their performance over three years and the amount of property sales (Mr. McGrath)

Total Shareholder Return Amount	$ 90.32	138.07	93.47
Peer Group Total Shareholder Return Amount	99.82	132.23	92.43
Peer Group Total Shareholder Return Amount1	94.25	138.51	84.66
Peer Group Total Shareholder Return Amount2	92.18	138.76	84.05
Net Income (Loss) Attributable to Parent	$ 970,050,000	$ 479,224,000	$ (103,344,000)
Company Selected Measure Amount | $ / shares	2.41	2.14	1.73
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR relative to the TSR of the MSCI US REIT Index
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR relative to the TSR of the Nareit Equity Apartments Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Performance Against Overall Funds from Operations Budget
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Net Operating Income Performance Compared to 2022 Budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Balance Sheet Measures (Debt to EBITDA, Balance Sheet Safety & Cost, Financial Flexibility & Investment Grade Rating)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Portfolio Quality (Accretive Transactions that Enhance the Company’s Objectives Regarding Portfolio Quality)
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Amount of new investments and their performance over three years and the amount of property sales (Mr. McGrath)
PEO [Member] | Terry Considine
Pay vs Performance Disclosure [Table]
PEO Name	Terry Considine	Terry Considine	Terry Considine
PEO [Member] | Terry Considine | Exclusion Of Stock Awards And Option Awards For Mr Considine [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,400,008	$ 3,400,000	$ 4,300,006
PEO [Member] | Terry Considine | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,252,434)	16,550,630	(504,789)
PEO [Member] | Terry Considine | Year-End Fair Value of Equity Awards Granted During Year that Remained Outstanding andUnvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	969,251	8,246,158	1,390,614
PEO [Member] | Terry Considine | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,456,161)	7,878,244	(2,488,213)
PEO [Member] | Terry Considine | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Terry Considine | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(765,525)	426,227	592,810
PEO [Member] | Terry Considine | Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	602,787	787,012	556,198
Non-PEO NEO [Member] | Average Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(614,459)	1,426,811	815,911
Non-PEO NEO [Member] | Average Year- End Fair Value of Equity Awards Granted During Year that Remained Outstanding and Unvested as of Last Day of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	278,457	1,017,398	485,490
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in a Prior Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(828,695)	416,018	295,544
Non-PEO NEO [Member] | Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards Granted in a Prior Year that Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,221)	(6,604)	34,876
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Granted in a Prior Year for feited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Non-PEO NEO [Member] | Paul L. Beldin
Pay vs Performance Disclosure [Table]
PEO Name	Paul L. Beldin	Paul L. Beldin	Paul L. Beldin
Non-PEO NEO [Member] | Lisa R. Cohn
Pay vs Performance Disclosure [Table]
PEO Name	Lisa R. Cohn	Lisa R. Cohn	Lisa R. Cohn
Non-PEO NEO [Member] | Keith M. Kimmel
Pay vs Performance Disclosure [Table]
PEO Name	Keith M. Kimmel	Keith M. Kimmel	Keith M. Kimmel
Non-PEO NEO [Member] | Conor Wagner
Pay vs Performance Disclosure [Table]
PEO Name			Conor Wagner
Non-PEO NEO [Member] | John McGrath
Pay vs Performance Disclosure [Table]
PEO Name	John McGrath